Annual Fund Operating Expenses - DWS Short-Term Municipal Bond Fund	Jan. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%	[1]
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.21%)
Net Expenses (as a percentage of Assets)	0.67%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.35%	[1]
Expenses (as a percentage of Assets)	1.64%
Fee Waiver or Reimbursement	(0.22%)
Net Expenses (as a percentage of Assets)	1.42%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%	[1]
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.22%)
Net Expenses (as a percentage of Assets)	0.42%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%	[1]
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.47%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.35%, 0.37%, 0.36% and 0.37% for Class A, Class C, Institutional Class and Class S, respectively, had proxy expenses been included.